DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
6.	DEBT
Debt of the Company consisted of the following:

	December 31,
	2021	2020
First lien term loan due November 17, 2028	$630,000	$—
Revolver	25,000	—
First lien note	—	541,969
Second lien note	—	145,000
Other	3,812	4,701
Less unamortized debt issuance costs	(13,264)	(16,684)

	645,548	674,986
Less current portion of long-term debt	(7,875)	(5,528)

	$637,673	$669,458

On November 18, 2021, the Company entered into a new credit facility with a syndicate of lenders and Wells Fargo Bank, N.A., as administrative agent for the lenders, letter of credit issuer and swing line lender (the “Credit Agreement”). The financing consists of a seven-year $600,000 first lien term loan, a five-year $125,000 revolving credit facility, and a $100,000 delayed draw term loan. As of December 31, 2021, the Company had drawn $30,000 under the delayed draw term loan.
The delayed draw term loan is available for six months and is subject to the satisfaction of certain conditions precedent, including, but not limited to, the consent of the lenders providing the delayed draw term loan. In addition, the credit facility includes a letter of credit facility in the amount of $10,000, pursuant to which letters of credit may be issued as long as revolving loans may be advanced and subject to availability under the revolving credit facility. The Company had $1,200 in outstanding letters of credit at December 31, 2021.
Proceeds from the new credit facility were used to repay in full the obligations outstanding under both the Company’s existing first lien and second lien notes and to pay $13,413 in original issue discount and issuance costs related to the refinancing. The proceeds of any delayed draw loans made after closing may be used by the Company to finance acquisitions.
The first lien term loan is to be repaid in quarterly payments of $1,500 from December 31, 2021 to September 30, 2028 with the balance due upon maturity on November 17, 2028. Beginning with the fiscal year ending on December 31, 2022, at the end of each fiscal year, the Company is required to make a payment based on its available free cash flow (as defined in the Credit Agreement). Any such payments offset future mandatory quarterly payments.
Amounts outstanding under the new credit facility will accrue interest at a rate equal to either LIBOR or base rate, at the Company’s election, plus a specified margin. In the case of revolving credit loans and letter of credit fees, the specified margin is based on the Company’s Total Leverage Ratio, as defined in the Credit Agreement. Commitment fees payable under the revolving credit facility are based on the Company’s Total Leverage Ratio. At December 31, 2021, the weighted average interest rate on the Company’s borrowings under the credit facility was 4.5%.
Obligations under the Credit Agreement are secured by substantially all of the Company’s assets. The Credit Agreement includes representations and warranties, and affirmative and negative covenants customary for financings of this type, including, but not limited to, limitations on restricted payments, additional borrowings, additional investments, and asset sales. It also requires that Holley maintain on the last day of each quarter, a Total Leverage Ratio not to exceed a maximum amount. At December 31, 2021, the Company was in compliance with all financial covenants.
Some of the lenders and their affiliates have various relationships with the Company in the ordinary course of business involving the provision of financial services, including cash management, commercial banking, investment banking or other services.
In 2021, as a result of prepayments of the Company’s existing first lien and second lien notes, losses of $13,650 were recognized on the early extinguishment of debt due to the write-off
of unamortized debt issuance costs.
The first lien note totaled $600,000, comprised of two parts: a revolving component with maximum borrowings of $50,000, and a $550,000 term loan. The proceeds of the new first lien term loan were used to repay the $537,820 outstanding principal balance of the existing first lien note, which resulted in a loss of $11,638 from the write-off
of unamortized debt issuance costs. The interest rate for the first lien note LIBOR rate loans was 5.2% at December 31, 2020. There were no prime rate loans as of December 31, 2020. The Company had $1,200 in outstanding letters of credit under the first lien note at December 31, 2020.
The second lien note totaled $145,000. On July 16, 2021, the Company used a portion of the net proceeds from the Business Combination to repay $100,000 of the outstanding principal of the second lien note, which resulted in a loss of $1,425 from the write-off
of unamortized debt issuance costs. The remaining $45,000 outstanding balance was repaid with proceeds from the new first lien term loan, which resulted in a loss of $587 from the write-off
of unamortized debt issuance costs. The interest rate for the second lien note LIBOR rate loan was 8.7% at December 31, 2020. Sentinel Capital Partners Junior Fund I, a related party, held $20,000 of the second lien note at December 31, 2020.

Future maturities of long-term debt and amortization of debt issuance costs as of December 31, 2021 are as follows:

	Debt	Debt Issuance Costs
2022	$8,774	$1,769
2023	7,207	1,817
2024	7,215	1,708
2025	7,391	1,912
2026	31,300	1,964
Thereafter	596,925	4,094

	$658,812	$13,264